Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

The following represents a summary of the options granted to employees and non-employees that are outstanding at September 30, 2019 and changes during the period then ended:

	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value		Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2018	673,885	$19.82	$	―	8.2
Granted	698,750	$0.62	$	―	9.0
Exercised/ Expired/ Forfeited	(28,500)	$0.98	$	―	―
Outstanding at September 30, 2019	1,344,135	$10.24	$	―	8.4
Exercisable at September 30, 2019	531,528	$28.66	$	―	7.4

The following represents a summary of the options granted to employees and non-employees that are outstanding at December 31, 2018 and changes during the period then ended:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value		Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2017	254,171	$47.43	$	―	7.3
Options granted	456,718	3.16		―	8.6
Options forfeited	(37,004)	3.90		―	―
Outstanding at December 31, 2018	673,885	19.82		―	8.2
Exercisable at December 31, 2018	290,818	$50.19	$	―	6.9

Schedule of Assumptions Used in Black-Scholes Option-Pricing Method

The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (three months ended September 30, 2018 stock price adjusted for 1-for-10 reverse stock split):

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock-price volatility	69.00% – 69.38%	48.89% – 50.22%	46.33% – 69.38%	46.47% – 53.11%
Risk-free interest rate	1.47% – 1.54%	2.78% – 3.07%	1.47% – 2.60%	2.46% – 3.07%
Expected average term of options	5 –7	7 – 10	5 – 7	5 – 10
Stock price	$1.04	$1.85 – $2.22	$0.60 – $1.04	$1.85 – $3.40

The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (adjusted for 1-for-10 reverse stock split):

	For the year ended December 31,
	2018	2017
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	46.47% - 53.11%	53.08% - 54.08%
Risk-free interest rate	2.46% - 3.07%	1.89% - 2.58%
Term of options	5 - 10	10
Stock price	$1.85 - $3.40	$0.30 - $3.48

Schedule of Nonvested Restricted Stock Units

The following table summarizes restricted stock unit activity for the nine months ended September 30, 2019:

	Number of Units	Weighted Average Grant Date Fair Value
Unvested at December 31, 2018	1,100,000	$2.73
Granted	35,000	0.63
Forfeited	―	―
Expired	(35,000)	0.63
Unvested at September 30, 2019	1,100,000	$2.73